COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

		Shares	Value
COMMON STOCK	58.0%
COMMUNICATIONS	3.2%
TOWERS
American Tower Corp.		37,286	$9,366,989
Crown Castle International Corp.		25,032	4,620,907
SBA Communications Corp.		10,032	3,452,011

			17,439,907

COMMUNICATIONS—FOREIGN	0.7%
SATELLITES	0.1%
SES SA (Luxembourg)		39,102	357,088

TOWERS	0.6%
Cellnex Telecom SA, 144A (Spain)(a)		68,311	3,287,426

TOTAL COMMUNICATIONS—FOREIGN			3,644,514

CONSUMER STAPLES	0.5%
FOOD PRODUCTS
Darling Ingredients, Inc.(b)		30,745	2,471,283
Mondelez International, Inc., Class A		7,726	485,038

			2,956,321

CONSUMER STAPLES—FOREIGN	0.6%
FOOD PRODUCTS
Bakkafrost P/F (Denmark)		4,528	303,708
WH Group Ltd., 144A (Hong Kong)(a)		666,345	418,435
Wilmar International Ltd. (China) (SDG)		674,630	2,336,393

			3,058,536

CONSUMER—CYCLICAL	0.1%
HOTEL
Boyd Gaming Corp.(b)		10,156	668,062
Caesars Entertainment, Inc.(b)		1,176	90,975

			759,037

CONSUMER—NON-CYCLICAL	2.8%
AGRICULTURE	2.0%
AGCO Corp.		11,011	1,607,936
Archer-Daniels-Midland Co.		27,067	2,443,067
Bunge Ltd.		27,957	3,097,915
Corteva, Inc.		60,474	3,476,046

			10,624,964

		Shares	Value
FOOD PRODUCTS	0.3%
Pilgrim’s Pride Corp.(b)		40,895	$1,026,465
Tyson Foods, Inc., Class A		8,197	734,697

			1,761,162

FOOD PRODUCTS—FOREIGN	0.5%
Associated British Foods PLC (United Kingdom)		58,205	1,264,394
Mowi ASA (Norway)		50,705	1,365,785

			2,630,179

TOTAL CONSUMER—NON-CYCLICAL			15,016,305

ELECTRIC	1.3%
Evergy, Inc.		12,360	844,682
Eversource Energy		19,077	1,682,401
NextEra Energy, Inc.		9,679	819,908
PG&E Corp.(b)		77,766	928,526
Portland General Electric Co.		20,674	1,140,171
WEC Energy Group, Inc.		19,022	1,898,586

			7,314,274

ELECTRIC—FOREIGN	1.0%
E.ON SE (Germany)		78,719	914,569
Hydro One Ltd., 144A (Canada)(a)		32,776	883,011
Kansai Electric Power Co., Inc. (Japan)		33,100	311,774
National Grid PLC (United Kingdom)		233,848	3,593,824

			5,703,178

ENERGY	6.3%
GAS—DISTRIBUTION	0.1%
Southwest Gas Holdings, Inc.		9,306	728,567

GAS—DISTRIBUTION—FOREIGN	0.3%
Enn Energy Holdings Ltd. (China)(H shares)		102,457	1,530,290

OIL & GAS	2.8%
Chevron Corp.		30,213	4,919,583
ConocoPhillips		13,845	1,384,500
EOG Resources, Inc.		25,103	2,993,031
Exxon Mobil Corp.		31,857	2,631,070
Occidental Petroleum Corp.		15,876	900,804
Phillips 66		28,544	2,465,916

			15,294,904

		Shares	Value
OIL & GAS SERVICES	0.1%
Halliburton Co.		19,458	$736,874

OIL & GAS—FOREIGN	3.0%
ARC Resources Ltd. (Canada)		63,616	851,843
BP PLC (United Kingdom)		343,630	1,684,604
Reliance Industries Ltd., 144A (India) (USD)(a)		28,815	1,976,821
Repsol SA (Spain)		183,515	2,403,898
Shell PLC (Netherlands)		154,248	4,227,735
Suncor Energy, Inc. (Canada)		104,726	3,409,469
TotalEnergies SE (France)		31,328	1,585,182

			16,139,552

TOTAL ENERGY			34,430,187

ENVIRONMENTAL SERVICES	0.2%
Waste Management, Inc.		5,059	801,852

FOOD	0.0%
Benson Hill, Inc.(b)		68,891	222,518

INDUSTRIAL	0.7%
MACHINERY	0.6%
Deere & Co.		9,050	3,759,913

MACHINERY—FOREIGN	0.1%
Kubota Corp. (Japan)		16,797	314,847

TOTAL INDUSTRIAL			4,074,760

INFRASTRUCTURE	1.1%
ELECTRIC	0.6%
CenterPoint Energy, Inc.		61,400	1,881,296
PNM Resources, Inc.		28,224	1,345,438

			3,226,734

FREIGHT RAILS	0.1%
Norfolk Southern Corp.		1,524	434,675

PIPELINES—C-CORP	0.4%
ONEOK, Inc.		34,687	2,449,943

TOTAL INFRASTRUCTURE			6,111,352

INFRASTRUCTURE—FOREIGN	3.0%
AIRPORTS	0.3%
Aena SME SA, 144A (Spain)(a),(b)		7,538	1,256,586

		Shares	Value
Auckland International Airport Ltd. (New Zealand)(b)		123,354	$667,422

			1,924,008

FREIGHT RAILS	0.1%
Canadian National Railway Co. (Canada)		3,211	430,736

GAS—DISTRIBUTION	0.2%
Snam S.p.A. (Italy)		146,789	846,466

PIPELINES—C-CORP	2.4%
Enbridge, Inc. (Canada)		188,060	8,657,243
Pembina Pipeline Corp. (Canada)		29,832	1,120,833
TC Energy Corp. (Canada)		55,826	3,148,655

			12,926,731

TOTAL INFRASTRUCTURE—FOREIGN			16,127,941

MARINE PORTS—FOREIGN	0.2%
MARINE	0.1%
COSCO SHIPPING Ports Ltd. (China)(H shares)		660,337	511,725

MARINE PORTS & SERVICES	0.1%
China Merchants Port Holdings Co., Ltd. (China)		258,000	464,653

TRANSPORTATION INFRASTRUCTURE	0.0%
International Container Terminal Services, Inc. (Philippines)		73,230	317,238

TOTAL MARINE PORTS—FOREIGN			1,293,616

MATERIALS	7.1%
CHEMICALS	0.9%
Albemarle Corp.		4,597	1,016,627
CF Industries Holdings, Inc.		13,592	1,400,792
Mosaic Co.		36,287	2,413,085

			4,830,504

CHEMICALS—FOREIGN	0.8%
Nutrien Ltd. (Canada)		43,095	4,481,449

METALS & MINING	1.1%
Alcoa Corp.		7,768	699,353
Freeport-McMoRan, Inc.		58,519	2,910,735
Newmont Corp.		28,421	2,258,048

			5,868,136

METALS & MINING—FOREIGN	4.3%
Agnico Eagle Mines Ltd. (Canada)		8,612	526,991
Anglo American PLC (South Africa)		66,429	3,451,805

		Shares	Value
ArcelorMittal SA (Luxembourg)		19,636	$629,022
Barrick Gold Corp. (Canada)		71,584	1,755,956
BHP Group Ltd. (Australia) (GBP)		146,481	5,680,377
Fortescue Metals Group Ltd. (Australia)		48,145	740,077
Franco-Nevada Corp. (Canada)		1,896	301,716
Glencore PLC (Australia) (GBP)		363,715	2,366,586
Newcrest Mining Ltd. (Australia)		10,923	220,725
Nippon Steel Corp. (Japan)		37,919	669,067
POSCO Holdings, Inc. (South Korea)		2,677	642,142
Rio Tinto Ltd. (Australia)		11,068	989,480
South32 Ltd (Australia)		244,903	930,944
Teck Resources Ltd., Class B (Canada)		23,923	966,250
Vale SA, ADR (Brazil) (USD)		147,822	2,954,962
Wheaton Precious Metals Corp. (Brazil) (CAD)		11,148	530,422

			23,356,522

TOTAL MATERIALS			38,536,611

PIPELINES	1.6%
PIPELINES—C-CORP
Cheniere Energy, Inc.		23,304	3,231,100
DT Midstream LLC[b]		28,918	1,569,091
Targa Resources Corp.		50,701	3,826,404

			8,626,595

RAILWAYS—FOREIGN	0.6%
Getlink SE (France)		76,501	1,377,756
Santos Brasil Participacoes SA (Brazil)		553,663	886,131
West Japan Railway Co. (Japan)		20,500	849,434

			3,113,321

REAL ESTATE	23.9%
DATA CENTERS	0.3%
Equinix, Inc.		2,378	1,763,572

DATA CENTERS—FOREIGN	0.1%
NEXTDC Ltd. (Australia)(b)		67,618	582,536

DIVERSIFIED—FOREIGN	3.5%
British Land Co., PLC/The (United Kingdom)		160,645	1,112,283
Capitaland Investment Ltd. (Singapore)(b)		536,300	1,571,398
Castellum AB (Sweden)		17,795	439,354
Charter Hall Group (Australia)		170,895	2,076,777
CK Asset Holdings Ltd. (Hong Kong)		137,000	936,453

		Shares	Value
Fastighets AB Balder, Class B (Sweden)(b)		19,785	$1,302,646
ICADE (France)		6,651	427,896
Invincible Investment Corp. (Japan)		3,096	1,068,559
Merlin Properties Socimi SA (Spain)		92,648	1,083,164
Mitsui Fudosan Co., Ltd. (Japan)		131,700	2,818,684
Mitsui Fudosan Logistics Park, Inc. (Japan)		219	1,034,376
Nomura Real Estate Holdings, Inc. (Japan)		70,800	1,695,591
Nomura Real Estate Master Fund, Inc. (Japan)		867	1,146,094
Sun Hung Kai Properties Ltd. (Hong Kong)		162,500	1,933,340
United Urban Investment Corp. (Japan)		607	699,595

			19,346,210

HEALTH CARE	2.0%
Healthpeak Properties, Inc.		106,658	3,661,569
Ventas, Inc.		21,447	1,324,567
Welltower, Inc.		63,381	6,093,449

			11,079,585

HEALTH CARE—FOREIGN	0.4%
Assura PLC (United Kingdom)		1,144,660	1,005,963
Parkway Life Real Estate Investment Trust (Singapore)		382,900	1,325,539

			2,331,502

HOTEL	0.5%
Host Hotels & Resorts, Inc.		138,665	2,694,261

HOTEL—FOREIGN	0.1%
Sands China Ltd. (Macau)(H shares)(b)		213,600	508,150

INDUSTRIALS	2.2%
Americold Realty Trust		62,407	1,739,907
Duke Realty Corp.		60,916	3,536,783
Prologis, Inc.		43,179	6,972,545

			12,249,235

INDUSTRIALS—FOREIGN	1.4%
CTP NV, 144A (Netherlands)(a)		26,470	443,128
ESR Cayman Ltd., 144A (China)(H shares)(a),(b)		213,200	660,684
Frasers Logistics & Commercial Trust (Singapore)		997,600	1,069,963
GLP J-REIT (Japan)		834	1,267,265
Goodman Group (Australia)		53,408	907,750
Segro PLC (United Kingdom)		58,351	1,025,754
Sirius Real Estate Ltd. (Germany) (GBP)		416,931	686,817
Tritax Big Box REIT PLC (United Kingdom)		341,045	1,079,856

		Shares	Value
Urban Logistics REIT PLC (United Kingdom)		155,119	$388,186

			7,529,403

NET LEASE	0.2%
Spirit Realty Capital, Inc.		21,522	990,442

NET LEASE—FOREIGN	0.3%
ARGAN SA (France)		4,821	615,763
VGP NV (Belgium)		3,352	857,928

			1,473,691

OFFICE—FOREIGN	1.2%
Derwent London PLC (United Kingdom)		13,475	565,630
Dexus (Australia)		305,535	2,493,981
Keppel REIT (Singapore)		1,207,700	1,083,547
Nippon Building Fund, Inc. (Japan)		207	1,174,274
PSP Swiss Property AG (Switzerland)		3,628	476,473
Workspace Group PLC (United Kingdom)		57,743	515,752

			6,309,657

REAL ESTATE SERVICES	0.3%
Jones Lang LaSalle, Inc.(b)		7,439	1,781,343

RESIDENTIAL	3.8%
Apartment Income REIT Corp.		28,499	1,523,556
Camden Property Trust		12,190	2,025,978
Essex Property Trust, Inc.		11,454	3,957,128
Highwoods Properties, Inc.		28,207	1,290,188
Invitation Homes, Inc.		119,971	4,820,435
Sun Communities, Inc.		12,275	2,151,685
UDR, Inc.		86,811	4,980,347

			20,749,317

RESIDENTIAL—FOREIGN	1.2%
Aedifica SA (Belgium)		5,940	746,988
Grainger PLC (United Kingdom)		166,887	636,471
UNITE Group PLC/The (United Kingdom)(b)		43,587	660,231
Vonovia SE (Germany)		80,226	3,739,365
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		148,000	731,455

			6,514,510

RETAIL—FOREIGN	1.5%
Catena AB (Sweden)		10,002	602,616
Eurocommercial Properties NV (Netherlands)		8,739	239,577

		Shares	Value
Japan Metropolitan Fund Invest (Japan)		1,758	$1,483,406
Klepierre SA (France)		28,225	751,465
Link REIT (Hong Kong)		249,300	2,123,095
RioCan Real Estate Investment Trust (Canada)		113,457	2,289,741
Unibail-Rodamco-Westfield (France)(b)		7,554	565,849
VIB Vermoegen AG (Germany)		605	24,421

			8,080,170

SELF STORAGE	2.1%
Public Storage		29,452	11,494,527

SELF STORAGE—FOREIGN	0.2%
Safestore Holdings PLC (United Kingdom)		73,388	1,291,842

SHOPPING CENTERS	2.1%
Brixmor Property Group, Inc.		25,944	669,615
Kimco Realty Corp.		84,407	2,084,853
Realty Income Corp.		65,114	4,512,400
Simon Property Group, Inc.		29,804	3,921,014

			11,187,882

SPECIALTY	0.5%
Digital Realty Trust, Inc.		17,481	2,478,806

TOTAL REAL ESTATE			130,436,641

RENEWABLE ENERGY	0.1%
Clearway Energy, Inc.		14,086	514,280

TOLL ROADS—FOREIGN	1.0%
Atlantia S.p.A. (Italy)(b)		21,334	443,588
Atlas Arteria Ltd. (Australia)(c)		84,814	412,780
Transurban Group (Australia)(c)		116,025	1,172,311
Vinci SA (France)		34,943	3,570,217

			5,598,896

UTILITIES	2.0%
GAS—FOREIGN	0.1%
Hong Kong and China Gas Co., Ltd. (Hong Kong)		341,600	412,625

MULTI-UTILITIES	1.2%
NiSource, Inc.		45,368	1,442,702
Sempra Energy		31,004	5,212,393

			6,655,095

		Shares	Value
WATER	0.4%
American Water Works Co., Inc.		12,281	$2,032,874

WATER—FOREIGN	0.3%
Pennon Group PLC (United Kingdom)		120,860	1,701,016

TOTAL UTILITIES			10,801,610

TOTAL COMMON STOCK (Identified cost—$269,208,591)			316,582,252

EXCHANGE-TRADED FUNDS—GOLD	3.9%
iShares Gold Trust ETF(b)		174,604	6,430,665
SPDR Gold MiniShares Trust(b)		389,748	14,993,606

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$19,196,058)			21,424,271

PREFERRED SECURITIES—$25 PAR VALUE	0.4%
BANKS	0.3%
PNC Financial Services Group, Inc., 6.125% to 5/9/22, Series P(d),(e)		73,235	1,854,310

INSURANCE	0.1%
Hartford Financial Services Group, Inc./The, 7.875% to 4/15/22, due 4/15/42(e)		11,000	274,670

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$2,182,392)			2,128,980

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	4.3%
BANKS	1.0%
Bank of America Corp., 6.25% to 9/5/24, Series X(d),(e)		$750,000	777,150
Bank of America Corp., 6.50% to 10/23/24, Series Z(d),(e)		250,000	261,875
Citigroup, Inc., 5.90% to 2/15/23(d),(e)		275,000	279,887
Citigroup, Inc., 5.95% to 1/30/23(d),(e)		750,000	759,825
JPMorgan Chase & Co., 3.769% (3 Month US LIBOR + 3.47%), Series I (FRN)(d),(f)		715,000	715,005
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(d),(e)		1,025,000	1,070,289
PNC Financial Services Group, Inc./The, 3.995% (3 Month US LIBOR + 3.678%), Series O (FRN)(d),(f)		1,200,000	1,200,963

		Principal Amount	Value
Truist Bank, 1.476% (3 Month US LIBOR + 0.650%), due 3/15/28, (TruPS) (FRN)(f)		$550,000	$521,677

			5,586,671

BANKS—FOREIGN	0.5%
Barclays PLC, 8.00% to 6/15/24 (United Kingdom) (USD)(d),(e),(g)		600,000	635,400
Credit Agricole SA, 7.875% to 1/23/24, 144A (France) (USD)(a),(d),(e),(g)		600,000	634,125
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(d),(e),(g),(h)		600,000	602,250
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom) (USD)(a),(d),(e),(g)		600,000	622,794

			2,494,569

ELECTRIC	0.2%
Dominion Energy, Inc., 3.071%, due 8/15/24		1,400,000	1,398,231

ELECTRIC—FOREIGN	0.3%
Electricite de France SA, 5.25% to 1/29/23, 144A (France) (USD)(a),(d),(e)		400,000	399,500
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy) (USD)(a),(e)		1,100,000	1,183,803

			1,583,303

INSURANCE	2.2%
LIFE/HEALTH INSURANCE	0.6%
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(e)		1,460,000	1,472,775
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(e)		1,982,000	2,001,820

			3,474,595

LIFE/HEALTH INSURANCE—FOREIGN	1.5%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan) (USD)(a),(d),(e)		800,000	826,896
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan) (USD)(d),(e),(h)		2,000,000	2,080,500
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan) (USD)(a),(e)		2,500,000	2,533,550
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan) (USD)(a),(e)		2,400,000	2,508,372

			7,949,318

		Principal Amount	Value
PROPERTY CASUALTY—FOREIGN	0.1%
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia) (USD)(a),(e)		$800,000	$844,000

TOTAL INSURANCE			12,267,913

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.1%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom) (USD)(e),(h)		300,000	309,450

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$23,988,119)			23,640,137

CORPORATE BONDS	5.2%
BANKS	0.2%
Goldman Sachs Group Inc/The, 1.757%, due 1/24/25(e)		850,000	829,207

COMMUNICATIONS—TOWERS	0.2%
American Tower Corp., 4.00%, due 6/1/25		150,000	152,150
American Tower Corp., 2.95%, due 1/15/25		570,000	564,074
American Tower Corp., 5.00%, due 2/15/24		300,000	310,451

			1,026,675

CONSUMER STAPLES	0.0%
7-Eleven, Inc., 0.80%, due 2/10/24, 144A(a)		160,000	153,803

CONSUMER—CYCLICAL	0.2%
GSK Consumer Healthcare Capital US LLC, 3.024%, due 3/24/24, 144A(a)		600,000	600,021
GSK Consumer Healthcare Capital US LLC, 3.125%, due 3/24/25, 144A(a)		500,000	498,809

			1,098,830

		Principal Amount	Value
ELECTRIC	0.5%
American Electric Power Co., Inc., 2.031%, due 3/15/24		$940,000	$924,365
DTE Energy Co., 2.529%, due 10/1/24, Series C		695,000	684,014
NextEra Energy Capital Holdings, Inc., 0.65%, due 3/1/23		500,000	493,040
Progress Energy, Inc., 3.15%, due 4/1/22		200,000	200,000
Southern California Edison Co., 0.70%, due 4/3/23		260,000	256,129
Southern California Edison Co., 1.10%, due 4/1/24		260,000	251,086

			2,808,634

ELECTRIC—FOREIGN	0.1%
Emera US Finance LP, 0.833%, due 6/15/24 (Canada) (USD)		730,000	691,554

FINANCIAL	0.4%
DIVERSIFIED FINANCIAL SERVICES
Ford Motor Credit Co. LLC, 2.30%, due 2/10/25		400,000	380,135
National Rural Utilities Cooperative Finance Corp., 1.875%, due 2/7/25, Series MTN		470,000	455,808
National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24, Series D		150,000	143,132
Newmark Group, Inc., 6.125%, due 11/15/23		990,000	1,036,827

			2,015,902

FINANCIAL—FOREIGN	0.1%
AerCap Ireland Capital DAC Trust, 1.65%, due 10/29/24 (Ireland) (USD)		300,000	283,574

INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
AT&T, Inc., 0.90%, due 3/25/24		900,000	871,845
T-Mobile USA, Inc., 3.50%, due 4/15/25		640,000	644,891
Verizon Communications, Inc., 0.75%, due 3/22/24		500,000	484,190
Verizon Communications, Inc., 3.376%, due 2/15/25		680,000	689,244
Verizon Communications, Inc., 1.606% (3 Month US LIBOR + 1.10%), due 5/15/25 (FRN)(f)		200,000	202,693

			2,892,863

MEDIA	0.4%
Magallanes Inc, 3.428%, due 3/15/24, 144A(a)		380,000	382,352
Magallanes, Inc., 3.638%, due 3/15/25, 144A(a)		655,000	659,678
Magallanes, Inc., 3.788%, due 3/15/25, 144A(a)		1,050,000	1,050,434

			2,092,464

		Principal Amount	Value
REAL ESTATE	2.4%
DATA CENTERS	0.2%
Equinix, Inc., 1.25%, due 7/15/25		$500,000	$466,698
Equinix, Inc., 2.625%, due 11/18/24		508,000	501,170

			967,868

DIVERSIFIED	0.0%
National Retail Properties, Inc., 3.90%, due 6/15/24		235,000	238,909

FINANCE	0.9%
Federal Realty Investment Trust, 3.95%, due 1/15/24		1,100,000	1,114,846
Kimco Realty Corp., 2.70%, due 3/1/24		1,050,000	1,042,374
Mid-America Apartments LP, 3.75%, due 6/15/24		370,000	375,286
Realty Income Corp., 4.60%, due 2/6/24		1,250,000	1,281,340
Realty Income Corp., 4.625%, due 11/1/25		800,000	837,892
Ventas Realty LP, 3.75%, due 5/1/24		500,000	505,861

			5,157,599

HEALTH CARE	0.2%
Sabra Health Care LP, 5.125%, due 8/15/26		70,000	71,700
Welltower, Inc., 3.625%, due 3/15/24		390,000	394,329
Welltower, Inc., 4.50%, due 1/15/24		400,000	409,024

			875,053

NET LEASE	0.2%
Highwoods Realty LP, 3.625%, due 1/15/23		250,000	251,242
WP Carey, Inc., 4.00%, due 2/1/25		116,000	118,576
WP Carey, Inc., 4.60%, due 4/1/24		750,000	769,730

			1,139,548

OFFICE	0.4%
Boston Properties LP, 3.80%, due 2/1/24		600,000	608,670
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		275,000	276,877
Kilroy Realty LP, 3.45%, due 12/15/24		900,000	900,718
Office Properties Income Trust, 4.00%, due 7/15/22		100,000	100,220

			1,886,485

PIPELINES—FOREIGN	0.1%
Enbridge, Inc., 0.826% ( USD SOFR + 0.630%), due 2/16/24 (FRN) (Canada) (USD)(f)		125,000	125,004
Enbridge, Inc., 2.15%, due 2/16/24 (Canada) (USD)		125,000	123,470
Enbridge, Inc., 2.50%, due 2/14/25 (Canada) (USD)		115,000	112,533

			361,007

RESIDENTIAL	0.1%
Essex Portfolio LP, 3.875%, due 5/1/24		625,000	632,524

RETAIL	0.1%
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		500,000	509,909

		Principal Amount	Value
SELF STORAGE	0.1%
CubeSmart LP, 3.125%, due 9/1/26		$290,000	$287,560

SHOPPING CENTERS	0.2%
Brixmor Operating Partnership LP, 3.85%, due 2/1/25		153,000	154,267
Kimco Realty Corp., 3.125%, due 6/1/23		85,000	85,410
Kimco Realty Corp., 3.50%, due 4/15/23		256,000	258,190
Kimco Realty Corp., 3.85%, due 6/1/25		150,000	151,785
Kimco Realty Corp., 4.45%, due 1/15/24		300,000	305,620
Kite Realty Group Trust, 4.00%, due 3/15/25		456,000	459,146

			1,414,418

TOTAL REAL ESTATE			13,109,873

UTILITIES	0.1%
ELECTRIC
Sempra Energy, 3.30%, due 4/1/25		490,000	491,129

TOTAL CORPORATE BONDS (Identified cost—$28,545,224)			27,855,515

U.S. TREASURY INFLATION-PROTECTED SECURITIES	0.1%
U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25		372,783	413,873

TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$399,568)			413,873

		Shares
SHORT-TERM INVESTMENTS	28.9%
MONEY MARKET FUNDS	5.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17%(i)		29,290,146	29,290,146

		Principal Amount
U.S. TREASURY BILLS	23.5%
United States Treasury Bill, 0.087%, due 4/7/22(j)		$9,423,000	9,422,865
United States Treasury Bill, 0.117%, due 4/14/22(j)		15,091,000	15,090,373
United States Treasury Bill, 0.193%, due 4/28/22(j)		8,729,000	8,727,753
United States Treasury Bill, 0.198%, due 5/5/22[j]		23,918,000	23,913,595
United States Treasury Bill, 0.277%, due 5/12/22(j)		2,217,000	2,216,312
United States Treasury Bill, 0.299%, due 5/26/22(j),(k)		10,034,000	10,029,478
United States Treasury Bill, 0.325%, due 6/2/22[j]		8,068,000	8,063,533

		Principal Amount	Value
United States Treasury Bill, 0.388%, due 6/9/22[j]		$10,136,000	$10,128,812
United States Treasury Bill, 0.482%, due 6/23/22(j),(k)		33,720,000	33,684,141
United States Treasury Bill, 1.011%, due 9/29/22[j]		7,093,000	7,057,605

			128,334,467

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$157,623,322)			157,624,613

PURCHASED OPTIONS CONTRACTS (Premiums paid—$386,091)	0.0%		213,969

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$501,529,365)	100.8%		549,883,610
LIABILITIES IN EXCESS OF OTHER ASSETS(l)	(0.8)		(4,128,596)

NET ASSETS	100.0%		$545,755,014

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(m)	Premiums Paid	Value
Call — Coffee C	$300.00	4/8/22	25	$2,122,500	$40,523	$94
Put — Crude Oil	95.00	4/14/22	61	6,117,080	221,722	154,940
Put — Crude Oil	100.00	4/14/22	12	1,203,360	67,778	57,360
Put — Wheat	750.00	4/22/22	42	2,112,600	56,068	1,575
			140	$11,555,540	$386,091	$213,969

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MTN	Medium Term Note
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $21,824,228 which represents 4.0% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Variable rate. Rate shown is in effect at March 31, 2022.
(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,494,569 or 0.5% of the net assets of the Fund.

(h)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $2,992,200 which represents 0.5% of the net assets of the Fund, of which 0.0% are illiquid.

(i)	Rate quoted represents the annualized seven-day yield.
(j)	The rate shown is the effective yield on the date of purchase.
(k)	All or a portion of this security has been pledged as collateral for futures contracts. $15,364,429 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(l)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at March 31, 2022.
(m)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	55	April 14, 2022	$3,992,264	$4,789,964	$797,700
Aluminum HG LME	135	May 16, 2022	10,910,852	11,768,996	858,144
Aluminum HG LME	26	June 13, 2022	1,724,383	2,269,475	545,092
Aluminum HG LME	63	July 18, 2022	4,636,178	5,501,475	865,297
Aluminum HG LME	64	August 15, 2022	4,862,295	5,583,200	720,905
Brent Crude Oil(a)	96	May 31, 2022	10,463,207	9,862,080	(601,127)
Cattle Feeder(a)	18	May 26, 2022	1,512,119	1,498,950	(13,169)
Coffee C	41	May 18, 2022	3,464,755	3,480,900	16,145
Copper	4	May 26, 2022	472,659	475,100	2,441
Copper	59	September 28, 2022	6,631,123	7,010,675	379,552
Corn	295	May 13, 2022	10,310,897	11,044,063	733,166
Cotton No. 2	9	May 6, 2022	611,021	610,605	(416)
Cotton No. 2	47	December 7, 2022	2,440,075	2,615,080	175,005
Gasoline RBOB	18	April 29, 2022	2,726,081	2,382,080	(344,001)
Gold 100 OZ	80	June 28, 2022	16,026,001	15,632,000	(394,001)
KC HRW Wheat	46	May 13, 2022	2,073,914	2,368,425	294,511
Lean Hogs(a)	59	July 15, 2022	2,520,147	2,852,650	332,503

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Live Cattle	9	June 30, 2022	$486,794	$493,650	$6,856
Low Sulphur Gasoil	49	May 12, 2022	4,062,476	4,939,200	876,724
Natural Gas	245	April 27, 2022	10,304,520	13,822,900	3,518,380
Nickel LME	9	April 14, 2022	1,032,339	1,734,210	701,871
Nickel LME	40	May 16, 2022	5,714,020	7,702,800	1,988,780
Nickel LME	28	June 13, 2022	3,621,456	5,392,800	1,771,344
NY Harbor ULSD	27	April 29, 2022	3,108,209	3,811,261	703,052
Palladium	2	June 28, 2022	450,006	451,120	1,114
Silver	39	May 26, 2022	4,471,662	4,900,935	429,273
Soybean	10	May 13, 2022	830,823	809,125	(21,698)
Soybean	94	July 14, 2022	7,510,006	7,510,600	594
Soybean Meal	14	May 13, 2022	674,948	654,500	(20,448)
Soybean Meal	105	August 12, 2022	4,564,185	4,702,950	138,765
Soybean Oil	116	May 13, 2022	5,066,356	4,867,824	(198,532)
Sugar 11 (World)	160	April 29, 2022	3,272,083	3,492,608	220,525
Wheat	88	May 13, 2022	3,836,399	4,426,400	590,001
WTI Crude Oil	119	April 20, 2022	10,899,166	11,933,320	1,034,154
WTI Crude Oil	53	November 20, 2023	4,224,267	4,298,300	74,033
Zinc LME	28	April 14, 2022	2,129,327	2,948,750	819,423
Zinc LME	62	May 16, 2022	6,193,369	6,513,875	320,506
Zinc LME	43	June 13, 2022	3,769,869	4,502,637	732,768
Zinc LME	38	August 15, 2022	3,385,777	3,934,425	548,648

			$174,986,028	$193,589,908	$18,603,880

SHORT FUTURES OUTSTANDING
Aluminum HG LME	55	April 14, 2022	$(3,665,849)	$(4,789,964)	$(1,124,115)
Aluminum HG LME	47	May 16, 2022	(3,537,015)	(4,097,354)	(560,339)
Aluminum HG LME	26	June 13, 2022	(1,707,292)	(2,269,475)	(562,183)
Aluminum HG LME	63	July 18, 2022	(4,773,657)	(5,501,475)	(727,818)
Aluminum HG LME	64	August 15, 2022	(5,638,194)	(5,583,200)	54,994
Corn	20	December 14, 2022	(605,127)	(683,750)	(78,623)
Lean Hogs(a)	27	June 14, 2022	(1,275,153)	(1,302,750)	(27,597)
Nickel LME	9	April 14, 2022	(1,078,023)	(1,734,210)	(656,187)
Nickel LME	15	May 16, 2022	(3,472,145)	(2,888,550)	583,595
Nickel LME	28	June 13, 2022	(3,799,866)	(5,392,800)	(1,592,934)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
WTI Crude	55	November 21, 2022	$(4,922,734)	$(4,928,000)	$(5,266)
Zinc LME	28	April 14, 2022	(2,283,898)	(2,948,750)	(664,852)
Zinc LME	17	May 16, 2022	(1,607,269)	(1,786,062)	(178,793)
Zinc LME	43	June 13, 2022	(3,858,967)	(4,502,638)	(643,671)
Zinc LME	38	August 15, 2022	(3,815,634)	(3,934,425)	(118,791)

			$(46,040,823)	$(52,343,403)	$(6,302,580)

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

Country Summary	% of Net Assets
United States	66.5
Canada	5.5
Japan	4.1
Australia	3.6
United Kingdom	3.3
France	1.8
Spain	1.5
Hong Kong	1.2
China	1.0
Germany	1.0
Singapore	0.9
Netherlands	0.9
Brazil	0.8
South Africa	0.6
Italy	0.5
Other (includes short-term investments)	6.8

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Communications—Foreign	$3,644,514	$—	$3,644,514	$—
Consumer Staples—Foreign	3,058,536	—	3,058,536	—
Consumer—Non-Cyclical	15,016,305	12,386,126	2,630,179	—
Electric—Foreign	5,703,178	883,011	4,820,167	—
Energy	34,430,187	21,021,657	13,408,530	—
Industrial	4,074,760	3,759,913	314,847	—
Infrastructure—Foreign	16,127,941	13,357,467	2,770,474	—
Marine Ports—Foreign	1,293,616	—	1,293,616	—
Materials	38,536,611	27,896,763	10,639,848	—
Railways—Foreign	3,113,321	886,131	2,227,190	—
Real Estate	130,436,641	83,165,895	47,270,746	—
Toll Roads—Foreign	5,598,896	—	5,598,896	—
Utilities	10,801,610	8,687,969	2,113,641	—
Other	44,746,136	44,746,136	—	—
Exchange-Traded Funds	21,424,271	21,424,271	—	—
Preferred Securities—$25 Par Value	2,128,980	2,128,980	—	—
Preferred Securities—Capital Securities	24,984,618	—	24,984,618	—
Corporate Bonds	26,511,034	—	26,511,034	—
U.S. Treasury Inflation Protected Bonds	413,873	—	413,873	—
Short-Term Investments	157,624,613	—	157,624,613	—
Purchased Option Contracts	213,969	—	213,969	—

Total Investments in Securities(a)	$549,883,610	$240,344,319	$309,539,291	$—

Futures Contracts	$20,835,861	$20,835,861	$—	$—

Total Derivative Assets(a)	$20,835,861	$20,835,861	$—	$—

Futures Contracts	$(8,534,561)	$(8,534,561)	$—	$—

Total Derivative Liabilities(a)	$(8,534,561)	$(8,534,561)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s futures contracts and option contracts activity during the three months ended March 31, 2022:

Futures Contracts
Average Notional Amount—Long	$166,266,427
Average Notional Amount—Short	(47,668,271)

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$7,313,301	$3,305,155

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents three months for purchased option contracts and two months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.